Accrued Liabilities and Other and Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities, Noncurrent [Abstract]
Deferred revenues and gains	$ 210,434	$ 248,984
Guarantee liability	24,373	26,467
Asset retirement obligation	44,675	25,484
Pension liabilities	8,599	14,953
Contingent consideration liability	0	6,225
Unrecognized tax benefits and deferred income tax	24,340	21,967
Other	20,815	8,298
Other Long-Term Liabilities	$ 333,236	$ 352,378